EQUITY ACCOUNTED INVESTMENTS - Schedule of Assets and Liabilities of Joint Ventures and Associates (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Investments
Current assets	$ 2,902	$ 6,110
Non-current assets	108,354	115,406
Current liabilities	12,326	10,143
Non-current liabilities	54,242	65,474
Diplomat
Investments
Current assets		24
Non-current assets		837
Current liabilities		23
Non-current liabilities		405
Net assets		433
Brookfield Premier Real Estate Partners Pooling LLC
Investments
Current assets		12
Non-current assets		1,998
Current liabilities		12
Non-current liabilities		457
Net assets		1,541
Other
Investments
Current assets	123	366
Non-current assets	1,837	1,430
Current liabilities	35	72
Non-current liabilities	1,045	819
Net assets	880	905
Associates
Investments
Current assets	123	402
Non-current assets	1,837	4,265
Current liabilities	35	107
Non-current liabilities	1,045	1,681
Net assets	880	2,879
Canary Wharf Joint Venture
Investments
Current assets	1,219	666
Non-current assets	13,432	12,268
Current liabilities	1,344	577
Non-current liabilities	6,151	5,818
Net assets	7,156	6,539
Ala Moana
Investments
Current assets	99	91
Non-current assets	5,717	5,063
Current liabilities	43	57
Non-current liabilities	1,882	1,874
Net assets	3,891	3,223
Forest City
Investments
Current assets		308
Non-current assets		7,729
Current liabilities		330
Non-current liabilities		4,152
Net assets		3,555
Manhattan West, New York
Investments
Current assets	215	142
Non-current assets	6,502	5,455
Current liabilities	1,659	681
Non-current liabilities	1,633	2,027
Net assets	3,425	2,889
BPR JV Pool A
Investments
Current assets	218	186
Non-current assets	5,862	5,619
Current liabilities	125	125
Non-current liabilities	2,191	2,097
Net assets	3,764	3,583
BPR JV Pool B
Investments
Current assets	230	99
Non-current assets	6,085	5,909
Current liabilities	102	107
Non-current liabilities	3,534	3,515
Net assets	2,679	2,386
Fashion Show, Las Vegas
Investments
Current assets	38	35
Non-current assets	2,475	2,572
Current liabilities	20	19
Non-current liabilities	828	826
Net assets	1,665	1,762
BPR JV Pool C
Investments
Current assets	41	42
Non-current assets	2,295	2,264
Current liabilities	34	34
Non-current liabilities	666	676
Net assets	1,636	1,596
Grace Building, New York
Investments
Current assets	44	32
Non-current assets	2,304	2,043
Current liabilities	16	19
Non-current liabilities	896	894
Net assets	1,436	1,162
BPR JV Pool D
Investments
Current assets	50	43
Non-current assets	2,183	2,293
Current liabilities	82	101
Non-current liabilities	790	793
Net assets	1,361	1,442
BPR JV Pool E
Investments
Current assets		47
Non-current assets		2,756
Current liabilities		39
Non-current liabilities		967
Net assets		1,797
Southern Cross East
Investments
Current assets	6	5
Non-current assets	933	805
Current liabilities	7	7
Non-current liabilities	0	0
Net assets	932	803
The Grand Canal Shoppes, Las Vegas
Investments
Current assets	54	28
Non-current assets	1,782	1,832
Current liabilities	35	23
Non-current liabilities	974	625
Net assets	827	1,212
One Liberty Plaza, New York
Investments
Current assets	28	107
Non-current assets	1,666	1,604
Current liabilities	39	23
Non-current liabilities	854	855
Net assets	801	833
680 George Street
Investments
Current assets	3	10
Non-current assets	680	1,334
Current liabilities	4	14
Non-current liabilities	0	0
Net assets	679	1,330
Brazil Retail
Investments
Current assets	31	30
Non-current assets	1,024	916
Current liabilities	11	13
Non-current liabilities	95	67
Net assets	949	866
Baybrook Mall
Investments
Current assets	14
Non-current assets	883
Current liabilities	11
Non-current liabilities	236
Net assets	650
D.C. Fund
Investments
Current assets	50	58
Non-current assets	1,298	1,321
Current liabilities	190	31
Non-current liabilities	604	770
Net assets	554	578
The Mall in Columbia
Investments
Current assets	27	14
Non-current assets	867	858
Current liabilities	9	9
Non-current liabilities	321	328
Net assets	564	535
Shops at Merrick Park, Florida
Investments
Current assets		12
Non-current assets		660
Current liabilities		21
Non-current liabilities		166
Net assets		485
BPR JV Pool F
Investments
Current assets	9
Non-current assets	768
Current liabilities	5
Non-current liabilities	227
Net assets	545
BPR JV Pool G
Investments
Current assets	13
Non-current assets	733
Current liabilities	15
Non-current liabilities	360
Net assets	371
Miami Design District
Investments
Current assets	53	49
Non-current assets	1,683	1,877
Current liabilities	29	28
Non-current liabilities	570	629
Net assets	1,137	1,269
Other
Investments
Current assets	1,821	1,989
Non-current assets	14,706	20,588
Current liabilities	1,971	2,413
Non-current liabilities	6,236	9,140
Net assets	8,320	11,024
Joint ventures
Investments
Current assets	4,263	3,993
Non-current assets	73,878	85,766
Current liabilities	5,751	4,671
Non-current liabilities	29,048	36,219
Net assets	43,342	48,869
Joint ventures | Associates
Investments
Current assets	4,386	4,395
Non-current assets	75,715	90,031
Current liabilities	5,786	4,778
Non-current liabilities	30,093	37,900
Net assets	$ 44,222	$ 51,748